Income Taxes (Details)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Republic of the Marshall Islands
Percentage of Marshall Islands subsidiaries stock treated as owned by individuals resident in Marshall Islands		100.00%
Tanker Pool Operations Segment
Income tax reserve percent	49.20%